ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
(13)	ACCRUED EXPENSES AND OTHER PAYABLES

Components of accrued expenses and other payables are as follows:

	December 31, 2010	December 31, 2011
Purchase of equipment	404,557	478,197
Withholding individual income tax payable (a)	46,262	47,652
Income tax payables	31,854	6,207
Accrued payroll and welfare	15,555	11,577
Other payable due to customers (Note 12)	206,217	89,491
Other accruals and payable	46,827	116,264

	751,272	749,388

(a)	Withholding individual income tax payable

As of December 31, 2010 and 2011, the Group had withholding individual income tax payable of US$46,262 and US$47,652 respectively, arising from the Group’s withholding tax obligation in relation to the exercise of share options by certain of the Group’s executives and employees pursuant to PRC tax regulations (see Note 5).

In 2008, the Group obtained notices from the relevant PRC Tax Authority granting deferral of the payment of such withholding tax obligation until the Group’s executives and employees sell their shares, at which time the Group will withhold the tax and remit it on behalf of the employees. Since the Group has no control over the payment timing, the Group has classified the payable as a current liability as of December 31, 2010 and 2011.